Accounts Receivable (Details) - Schedule of Accounts Receivable, Net ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 24,549
Less: Allowance for credit losses	(119)
Total accounts receivable, net	¥ 24,430	$ 3,384